Fair value measurement - Quantitative information about the significant unobservable inputs used in level 3 fair value measurements (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Contingent consideration liability at fair value	$ 39,347	$ 28,271	$ 21,614	$ 16,905
Expected revenues annual average [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Possible increase in unobservable input, liabilities	10.00%
Amount of increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	$ 3,900
Contingent consideration [member] | At fair value [member] | Rate before tax [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Contingent consideration liability at fair value	$ 39,347
Range of inputs	12.41
Percentage of reasonably possible increase in unobservable input, liabilities	10.00%
Amount of increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	$ 2,800